Operations and Reorganization - Liquidity and going concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Operations and Reorganization
Net losses	¥ (120,574)	$ (18,920)	¥ (146,962)	¥ 104,420
Earned net income	120,574		146,962
Accumulated deficits	1,931,366		2,051,940		$ 303,073
Net current liabilities	929,524		1,400,431
Operating cash inflow	(676,063)	$ (106,091)	¥ 719,243	¥ 397,933
Advances Related to Non-compliant Services	1,126,984
Cash, Cash Equivalents, Time Deposits and Short-Term Investments at Carrying Value	¥ 942,007